Long-Term Deferred Expenses - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred Revenue Disclosure [Abstract]
Amortization of the long-term deferred expenses allocated to the cost of revenues	$ 66	$ 0	$ 0